Segment Information - Summary of Income or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Gross Sale	R$ 24,516,586	R$ 19,725,445		R$ 16,182,251
Net sales	20,611,409	16,834,768	[1]	13,579,021	[1]
Cost of sales	(14,160,233)	(12,108,305)	[1]	(9,224,314)	[1]
Gross profit	6,451,176	4,726,463	[1]	4,354,707	[1]
Selling expenses	(1,122,866)	(1,019,234)	[1]	(1,068,451)	[1]
General and administrative expenses	(1,236,062)	(975,540)	[1]	(923,712)	[1]
Other income (expenses), net	404,686	747,282	[1]	889,775	[1]
Interest in earnings of associates	1,231	45,066	[1]	10,794	[1]
Interest in earnings of joint ventures	1,131,406	946,282	[1]	985,090	[1]
Finance results, net	(1,967,623)	(1,598,422)	[1]	(2,733,352)	[1]
Finance expense	(3,690,578)	(2,836,763)	[1]	(3,687,335)	[1]
Finance income	974,604	1,032,158	[1]	870,750	[1]
Foreign exchange, net	(526,946)	(1,552,366)	[1]	(199,471)	[1]
Derivatives	1,275,297	1,758,549	[1]	282,704	[1]
Income tax (expense) benefit	(779,596)	(760,487)	[1]	(428,355)	[1]
Profit (loss) from continuing operations	2,882,352	2,111,410	[1]	1,086,496	[1]
Profit (loss) from discontinued operation, net of tax	11,021	(28,230)	[1]	(40,199)	[1]
Profit (loss) attributable to:
Owners of the Company	1,316,341	975,448	[1]	551,021	[1]
Non-controlling interests	1,577,032	1,107,732	[1]	495,276	[1]
Profit loss	2,893,373	2,083,180	[1]	1,046,297	[1]
Other select data
Depreciation and amortization	2,287,877	2,051,824		1,928,423
EBITDA	7,917,448	6,522,143		6,176,626
Additions to PP&E, intangible and contracts assets	2,762,937	2,628,153		2,457,067
Reconciliation of EBITDA
Profit (loss) for the year	2,882,352	2,111,410	[1]	1,086,496	[1]
Income tax (expense) benefit	779,596	760,487	[1]	428,355	[1]
Finance results, net	1,967,623	1,598,422	[1]	2,733,352	[1]
Depreciation and amortization	2,287,877	2,051,824		1,928,423
EBITDA	7,917,448	6,522,143		6,176,626
Brazil [member]
Disclosure of operating segments [line items]
Net sales	18,522,108	14,720,088		12,985,533
Domestic market [member]
Disclosure of operating segments [line items]
Net sales	24,151,529	19,587,076		15,855,393
External market [member]
Disclosure of operating segments [line items]
Net sales	365,057	138,369		326,858
Operating segments [member]
Disclosure of operating segments [line items]
Interest in earnings of associates	1,231
Interest in earnings of joint ventures	1,131,406
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Gross Sale	30,458,300	21,296,564		14,060,676
Net sales	28,835,309	19,798,546		13,152,678
Cost of sales	(26,951,969)	(18,136,443)		(10,907,652)
Gross profit	1,883,340	1,662,103		2,245,026
Selling expenses	(866,330)	(768,831)		(803,157)
General and administrative expenses	(621,843)	(664,690)		(618,064)
Other income (expenses), net	136,695	570,343		(107,954)
Interest in earnings of associates				(54,544)
Interest in earnings of joint ventures	(12,179)	22,139
Finance results, net	(759,350)	(318,335)		129
Finance expense	(1,449,680)	(968,066)		(905,213)
Finance income	471,581	583,546		681,362
Foreign exchange, net	(36,107)	(90,780)		(54,866)
Derivatives	254,856	156,965		278,846
Income tax (expense) benefit	117,371	9,007		(78,937)
Profit (loss) from continuing operations	(122,296)	511,736		582,499
Profit (loss) attributable to:
Owners of the Company	(183,784)	507,580		582,499
Non-controlling interests	61,488	4,156
Profit loss	(122,296)	511,736		582,499
Other select data
Depreciation and amortization	2,833,200	2,147,455		2,131,088
EBITDA	3,352,883	2,968,519		2,792,395
Additions to PP&E, intangible and contracts assets	2,902,907	2,571,359		2,226,162
Reconciliation of EBITDA
Profit (loss) for the year	(122,296)	511,736		582,499
Income tax (expense) benefit	(117,371)	(9,007)		78,937
Finance results, net	759,350	318,335		(129)
Depreciation and amortization	2,833,200	2,147,455		2,131,088
EBITDA	3,352,883	2,968,519		2,792,395
Operating segments [member] | Raizen Energia S.A. [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	24,180,375	16,271,074		7,903,059
Operating segments [member] | Raizen Energia S.A. [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	6,277,925	5,025,490		6,157,617
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Gross Sale				75,681,280
Net sales	100,514,154	85,204,091		72,789,148
Cost of sales				(68,875,292)
Gross profit				3,913,856
Selling expenses				(1,345,847)
General and administrative expenses				(455,743)
Other income (expenses), net				312,187
Finance results, net				(359,767)
Finance expense				(251,038)
Finance income				134,904
Foreign exchange, net				(105,513)
Derivatives				(138,120)
Income tax (expense) benefit				(615,806)
Profit (loss) from continuing operations				1,448,880
Profit (loss) attributable to:
Owners of the Company				1,389,260
Non-controlling interests				59,620
Profit loss				1,448,880
Other select data
Depreciation and amortization				635,920
EBITDA				3,060,373
Additions to PP&E, intangible and contracts assets				853,975
Reconciliation of EBITDA
Profit (loss) for the year				1,448,880
Income tax (expense) benefit				615,806
Finance results, net				359,767
Depreciation and amortization				635,920
EBITDA				3,060,373
Operating segments [member] | Raizen Combustiveis [member] | Brazil [member]
Disclosure of operating segments [line items]
Gross Sale	92,116,093	85,793,511
Net sales	87,946,233	81,960,154
Cost of sales	(84,137,215)	(78,223,747)
Gross profit	3,809,018	3,736,407
Selling expenses	(1,489,100)	(1,378,292)
General and administrative expenses	(486,149)	(479,848)
Other income (expenses), net	1,810,364	455,250
Interest in earnings of associates	115,168	(9,954)
Interest in earnings of joint ventures	4,973	1
Finance results, net	(216,381)	(445,909)
Finance expense	(649,509)	(460,734)
Finance income	268,801	206,718
Foreign exchange, net	(259,014)	(763,008)
Derivatives	423,341	571,115
Income tax (expense) benefit	(1,013,037)	(443,136)
Profit (loss) from continuing operations	2,534,856	1,434,519
Profit (loss) attributable to:
Owners of the Company	2,467,692	1,386,361
Non-controlling interests	67,164	48,158
Profit loss	2,534,856	1,434,519
Other select data
Depreciation and amortization	284,952	191,114
EBITDA	4,049,226	2,514,678
Additions to PP&E, intangible and contracts assets	339,987	51,424
Reconciliation of EBITDA
Profit (loss) for the year	2,534,856	1,434,519
Income tax (expense) benefit	1,013,037	443,136
Finance results, net	216,381	445,909
Depreciation and amortization	284,952	191,114
EBITDA	4,049,226	2,514,678
Operating segments [member] | Raizen Combustiveis [member] | ARGENTINA
Disclosure of operating segments [line items]
Gross Sale	17,655,659	4,497,337
Net sales	12,567,921	3,243,937
Cost of sales	(11,340,151)	(3,074,701)
Gross profit	1,227,770	169,236
Selling expenses	(713,874)	(128,443)
General and administrative expenses	(124,674)	(46,400)
Other income (expenses), net	73,942	11,566
Finance results, net	(320,506)	(7,692)
Finance expense	(81,237)	(12,818)
Finance income	26,954	5,686
Foreign exchange, net	(276,256)	(560)
Derivatives	10,033	0
Income tax (expense) benefit	(27,490)	(8,221)
Profit (loss) from continuing operations	115,168	(9,954)
Profit (loss) attributable to:
Owners of the Company	115,168	(9,954)
Profit loss	115,168	(9,954)
Other select data
Depreciation and amortization	507,702	76,140
EBITDA	970,866	82,099
Additions to PP&E, intangible and contracts assets	343,367	343,367
Reconciliation of EBITDA
Profit (loss) for the year	115,168	(9,954)
Income tax (expense) benefit	27,490	8,221
Finance results, net	320,506	7,692
Depreciation and amortization	507,702	76,140
EBITDA	970,866	82,099
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales				74,080,815
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member] | Brazil [member]
Disclosure of operating segments [line items]
Net sales	90,619,697	83,350,683
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member] | ARGENTINA
Disclosure of operating segments [line items]
Net sales	17,655,659	4,497,337
Operating segments [member] | Raizen Combustiveis [member] | External market [member]
Disclosure of operating segments [line items]
Net sales				1,600,465
Operating segments [member] | Raizen Combustiveis [member] | External market [member] | Brazil [member]
Disclosure of operating segments [line items]
Net sales	1,496,396	2,442,828
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of operating segments [line items]
Gross Sale	12,007,634	8,695,208		7,097,156
Net sales	9,514,222	6,840,011		5,537,857
Cost of sales	(6,402,338)	(4,901,715)		(3,492,375)
Gross profit	3,111,884	1,938,296		2,045,482
Selling expenses	(614,492)	(613,046)		(652,901)
General and administrative expenses	(404,441)	(367,670)		(344,990)
Other income (expenses), net	(31,534)	763,608		(26,424)
Finance results, net	(180,381)	78,773		(225,541)
Finance expense	(495,958)	(504,071)		(623,924)
Finance income	315,634	581,181		398,758
Foreign exchange, net	(27,518)	(93,780)		(11,501)
Derivatives	27,461	95,443		11,126
Income tax (expense) benefit	(588,389)	(540,995)		(235,972)
Profit (loss) from continuing operations	1,292,647	1,258,966		559,654
Profit (loss) attributable to:
Owners of the Company	1,255,369	1,008,190		364,449
Non-controlling interests	37,278	250,776		195,205
Profit loss	1,292,647	1,258,966		559,654
Other select data
Depreciation and amortization	459,584	464,517		496,755
EBITDA	2,521,001	2,185,705		1,517,922
Additions to PP&E, intangible and contracts assets	775,769	531,739		352,958
Reconciliation of EBITDA
Profit (loss) for the year	1,292,647	1,258,966		559,654
Income tax (expense) benefit	588,389	540,995		235,972
Finance results, net	180,381	(78,773)		225,541
Depreciation and amortization	459,584	464,517		496,755
EBITDA	2,521,001	2,185,705		1,517,922
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	12,007,634	8,695,208		7,097,156
Operating segments [member] | Moove cash generating unit [member]
Disclosure of operating segments [line items]
Gross Sale	5,072,163	4,381,188		2,787,145
Net sales	4,046,296	3,449,949		2,129,522
Cost of sales	(3,185,745)	(2,781,084)		(1,545,657)
Gross profit	860,551	668,865		583,865
Selling expenses	(492,482)	(393,317)		(386,704)
General and administrative expenses	(173,212)	(132,336)		(94,003)
Other income (expenses), net	31,806	2,393		(3,678)
Interest in earnings of associates	439	(349)		(7,664)
Finance results, net	(96,794)	(27,279)		(54,371)
Finance expense	(38,514)	(35,157)		(46,250)
Finance income	22,385	9,928		17,805
Foreign exchange, net	(92,989)	(26,875)		(7,478)
Derivatives	12,324	24,825		(18,448)
Income tax (expense) benefit	(55,206)	(49,439)		(20,140)
Profit (loss) from continuing operations	75,102	68,538		17,305
Profit (loss) attributable to:
Owners of the Company	72,971	67,882		17,305
Non-controlling interests	2,131	656
Profit loss	75,102	68,538		17,305
Other select data
Depreciation and amortization	97,827	91,972		82,898
EBITDA	324,929	237,228		174,714
Additions to PP&E, intangible and contracts assets	32,854	47,346		48,612
Reconciliation of EBITDA
Profit (loss) for the year	75,102	68,538		17,305
Income tax (expense) benefit	55,206	49,439		20,140
Finance results, net	96,794	27,279		54,371
Depreciation and amortization	97,827	91,972		82,898
EBITDA	324,929	237,228		174,714
Operating segments [member] | Moove cash generating unit [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	4,948,678	4,242,819		2,730,321
Operating segments [member] | Moove cash generating unit [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	123,485	138,369		56,824
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Gross Sale	7,473,730	6,689,177		6,332,656
Net sales	7,087,840	6,584,937		5,946,349
Cost of sales	(4,608,781)	(4,465,634)		(4,220,988)
Gross profit	2,479,059	2,119,303		1,725,361
Selling expenses	(6,983)	(12,871)		(28,846)
General and administrative expenses	(364,555)	(301,698)		(285,408)
Other income (expenses), net	(24,084)	(65,303)		(3,305)
Interest in earnings of associates	21,876	10,179		4,243
Finance results, net	(1,197,817)	(1,208,820)		(1,665,842)
Finance expense	(1,871,221)	(1,518,156)		(1,900,092)
Finance income	202,875	224,531		261,661
Foreign exchange, net	(205,839)	(668,064)		(127,508)
Derivatives	676,368	752,869		100,097
Income tax (expense) benefit	(129,247)	(268,439)		(10,215)
Profit (loss) from continuing operations	778,249	272,351		(264,012)
Profit (loss) attributable to:
Owners of the Company	157,216	54,114		(57,675)
Non-controlling interests	621,033	218,237		(206,337)
Profit loss	778,249	272,351		(264,012)
Other select data
Depreciation and amortization	1,716,185	1,491,306		1,341,687
EBITDA	3,821,498	3,240,916		2,753,732
Additions to PP&E, intangible and contracts assets	1,943,063	1,996,746		2,045,390
Reconciliation of EBITDA
Profit (loss) for the year	778,249	272,351		(264,012)
Income tax (expense) benefit	129,247	268,439		10,215
Finance results, net	1,197,817	1,208,820		1,665,842
Depreciation and amortization	1,716,185	1,491,306		1,341,687
EBITDA	3,821,498	3,240,916		2,753,732
Operating segments [member] | Logistics [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	7,232,158	6,689,177		6,062,622
Operating segments [member] | Logistics [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	241,572	29,956		270,034
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Gross Sale	106
Net sales	98	(1)		(1)
Cost of sales	(416)
Gross profit	(318)	(1)		(1)
Selling expenses	(8,909)
General and administrative expenses	(293,854)	(173,836)		(199,311)
Other income (expenses), net	428,498	46,584		923,182
Interest in earnings of associates	2,822,914	2,119,282		1,106,285
Interest in earnings of joint ventures	1,131,406	946,282		985,090
Finance results, net	(492,631)	(441,096)		(787,598)
Finance expense	(1,284,885)	(779,379)		(1,117,400)
Finance income	433,710	216,518		192,857
Foreign exchange, net	(200,600)	(763,647)		(52,984)
Derivatives	559,144	885,412		189,929
Income tax (expense) benefit	(6,754)	98,386		(162,028)
Profit (loss) from continuing operations	3,580,352	2,595,601		1,865,619
Profit (loss) from discontinued operation, net of tax	11,021	(28,230)		(40,199)
Profit (loss) attributable to:
Owners of the Company	3,586,632	2,562,278		1,818,472
Non-controlling interests	4,741	5,093		6,948
Profit loss	3,591,373	2,567,371		1,825,420
Other select data
Depreciation and amortization	14,281	4,029		7,083
EBITDA	4,094,018	2,942,340		2,822,328
Additions to PP&E, intangible and contracts assets	11,251	52,322		10,107
Reconciliation of EBITDA
Profit (loss) for the year	3,580,352	2,595,601		1,865,619
Income tax (expense) benefit	6,754	(98,386)		162,028
Finance results, net	492,631	441,096		787,598
Depreciation and amortization	14,281	4,029		7,083
EBITDA	4,094,018	2,942,340		2,822,328
Unallocated amounts [member] | Cosan Corporate [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	106
Deconsolidation Of Joint Ventures [member]
Disclosure of operating segments [line items]
Gross Sale	(140,230,052)	(111,587,412)		(89,741,956)
Net sales	(129,349,463)	(105,002,637)		(85,941,826)
Cost of sales	122,429,335	99,434,891		79,782,944
Gross profit	(6,920,128)	(5,567,746)		(6,158,882)
Selling expenses	3,069,304	2,275,566		2,149,004
General and administrative expenses	1,232,666	1,190,938		1,073,807
Other income (expenses), net	(2,021,001)	(1,037,159)		(204,233)
Interest in earnings of associates	(115,168)	9,954		54,544
Interest in earnings of joint ventures	7,206	(22,140)
Finance results, net	1,296,237	771,936		359,638
Finance expense	2,180,426	1,441,618		1,156,251
Finance income	(767,336)	(795,950)		(816,266)
Foreign exchange, net	571,377	854,348		160,379
Derivatives	(688,230)	(728,080)		(140,726)
Income tax (expense) benefit	923,156	442,350		694,743
Profit (loss) from continuing operations	(2,527,728)	(1,936,301)		(2,031,379)
Profit (loss) attributable to:
Owners of the Company	(2,399,076)	(1,883,987)		(1,971,759)
Non-controlling interests	(128,652)	(52,314)		(59,620)
Profit loss	(2,527,728)	(1,936,301)		(2,031,379)
Other select data
Depreciation and amortization	(3,625,854)	(2,414,709)		(2,767,008)
EBITDA	(8,372,975)	(5,565,296)		(5,852,768)
Additions to PP&E, intangible and contracts assets	(3,586,261)	(2,966,150)		(3,080,137)
Reconciliation of EBITDA
Profit (loss) for the year	(2,527,728)	(1,936,301)		(2,031,379)
Income tax (expense) benefit	(923,156)	(442,350)		(694,743)
Finance results, net	(1,296,237)	(771,936)		(359,638)
Depreciation and amortization	(3,625,854)	(2,414,709)		(2,767,008)
EBITDA	(8,372,975)	(5,565,296)		(5,852,768)
Deconsolidation Of Joint Ventures [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	(132,455,731)	(104,119,094)		(81,983,874)
Deconsolidation Of Joint Ventures [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	(7,774,321)	(7,468,318)		(7,758,082)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Gross Sale	(37,047)	(40,128)		(34,706)
Net sales	(37,047)	(40,128)		(34,706)
Cost of sales	37,047	40,128		34,706
Interest in earnings of associates	(2,843,998)	(2,084,046)		(1,092,070)
Finance expense				331
Finance income				(331)
Profit (loss) from continuing operations	(2,843,998)	(2,084,046)		(1,092,070)
Profit (loss) attributable to:
Owners of the Company	(3,755,847)	(2,717,016)		(1,591,530)
Non-controlling interests	911,849	632,970		499,460
Profit loss	(2,843,998)	(2,084,046)		(1,092,070)
Other select data
EBITDA	(2,843,998)	(2,084,046)		(1,092,070)
Reconciliation of EBITDA
Profit (loss) for the year	(2,843,998)	(2,084,046)		(1,092,070)
EBITDA	(2,843,998)	(2,084,046)		(1,092,070)
Elimination of intersegment amounts [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	R$ (37,047)	R$ (40,128)		R$ (34,706)

[1]	For details on this restated, see note 24.